Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 18, 2015
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2014
Multi-Hedge Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Hedge Strategies Fund
Supplement [Text Block]	cik0001064046_SupplementTextBlock
Rydex Variable Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX VARIABLE TRUST

Multi-Hedge Strategies Fund

Supplement dated February 18, 2015 to the Summary Prospectus and Statutory Prospectus (together, the “Prospectuses”) dated May 1, 2014, as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

On February 11, 2015, the Board of Trustees of Rydex Variable Trust (the “Trust”) approved a change to the principal investment strategies of the Trust’s Multi-Hedge Strategies Fund (the “Fund”) to allow the Fund to invest in one or more variations of the strategies currently described in the Fund’s Prospectuses. Therefore, effective immediately, under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary,” the first paragraph and corresponding strategies listed thereunder are deleted in their entirety and replaced with the following:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds. The Advisor may use one or more variations of any or all of the strategies described below. The Advisor’s decision to allocate assets to a particular strategy or strategies is based on a proprietary evaluation of the strategy’s risk and return characteristics.

Long/Short Equity—Pursuant to long/short equity investment strategies, portfolio managers seek to profit from investing on both the long and short sides of equity markets;

Equity Market Neutral—Pursuant to equity market neutral investment strategies, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements;

Fixed Income Strategies—Pursuant to fixed income long and short investment strategies, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; and leveraging long and short positions in related securities;

Merger Arbitrage—Pursuant to merger arbitrage investment strategies, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition; and

Global Macro—Pursuant to global macro strategies, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility.

Supplement Closing [Text Block]	cik0001064046_SupplementClosingTextBlock
The changes to the Fund’s principal investment strategies will have no impact on the Fund’s investment objective or the method or methods used to select the Fund’s portfolio investments, and will not result in an increase in the Fund’s fees.

Please retain this supplement for future reference

MHVT-COMBO-SUP-0215x0515